SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2013
SHARE BASED COMPENSATION
Schedule of stock options activity

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2010	3,413,251	2.98
Granted	—	—
Exercised	(43,884)	3.60
Forfeited	(225)	3.60
Expired	(106,492)	3.32
Outstanding as ofMarch 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Vested and expected to vest as of March 31, 2013	2,747,342	2.84	3.1	Nil
Exercisable as of March 31, 2013	2,672,342	2.86	3.0	Nil

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2013			Options exercisable as of March 31, 2013
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	2.1	1,312,600	2.26	2.1
674,000	3.60	2.7	674,000	3.60	2.7
250,000	3.60	3.6	250,000	3.60	3.6
101,000	3.60	4.7	101,000	3.60	4.7
100,000	4.75	4.5	100,000	4.75	4.5
9,742	2.69	5.9	9,742	2.69	5.9
300,000	2.12	7.0	225,000	2.12	7.0
2,747,342	2.84	3.1	2,672,342	2.86	3.0

SHARE BASED COMPENSATION
Summary of the nonvested share activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2010	431,049	2.943
Granted	20,000	1.655
Vested	(120,121)	2.865
Forfeited	(24,928)	2.209
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	4.030
Vested	(334,250)	4.423
Forfeited	(17,500)	3.807
Outstanding at March 31, 2013	895,000	4.858

Options
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	568	—	—
Research and development	1,450	—	—
Sales and marketing	6,897	42,914	—
General and administrative	1,636,369	547,231	306,659
Total share based compensation expense	1,645,284	590,145	306,659

Nonvested shares
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2011	2012	2013
	RMB	RMB	RMB
Cost of revenues	140,900	71,691	21,813
Research and development	194,527	189,462	308,577
Sales and marketing	595,713	344,226	702,683
General and administrative	2,075,547	11,068,873	10,239,490
Total share based compensation expense	3,006,687	11,674,252	11,272,563